Convertible redeemable non-controlling interests and convertible non-controlling interests	12 Months Ended
Dec. 31, 2022
Convertible redeemable non-controlling interests and convertible non-controlling interests
Convertible redeemable non-controlling interests and convertible non-controlling interests

21. Convertible redeemable non-controlling interests and convertible non-controlling interests

Financing transaction of Soda Technology Inc.

For the years ended December 31, 2020 and 2021, Soda Technology Inc. (“Soda”), the Group’s subsidiary, issued Series A preferred shares and B preferred shares (collectively as the “Soda Preferred Shares”) to external investors, including an entity controlled by Softbank (Note 25) and the Group with an aggregate cash consideration of US$1,264,000. Soda, through its subsidiaries and VIE, primarily engages in bike and e-bike sharing business. As of December 31, 2022, the Group continued to hold the majority of total equity interests in Soda on a fully-diluted basis.

Financing transaction of Voyager Group Inc.

For the years ended December 31, 2020 and 2021, Voyager, the Group’s subsidiary, issued Series A preferred shares and Series B preferred shares (the “Voyager Preferred Shares”) to external investors, including an entity controlled by Softbank (Note 25) and the Group with an aggregate cash consideration of an aggregate amount of US$825,000. Voyager, through its subsidiaries and VIE, primarily engages in the development and commercialization of autonomous vehicles. As of December 31, 2022, the Group continued to hold the majority of total equity interests on a fully diluted basis.

21. Convertible redeemable non-controlling interests and convertible non-controlling interests (Continued)

Financing transaction of City Puzzle Holding Limited

For the year ended December 31, 2021, City Puzzle Holdings Limited (“City Puzzle”), the Group’s subsidiary, issued Series A and Series A+ preferred shares (collectively as the “City Puzzle Preferred Shares”) to external investors and the Group with an aggregate cash consideration of US$1,340,000. City Puzzle primarily engages in providing intra-city freight services. As of December 31, 2022, the Group continued to hold the majority of total equity interests on a fully diluted basis.

The Group determined that the Preferred Shares issued from the financing transactions aforementioned should be classified as mezzanine equity since they are contingently redeemable upon certain events. The convertible redeemable non-controlling interests and convertible non-controlling interests consist of the following:

	Convertible redeemable	Convertible non‑
	non‑controlling interests	controlling interests
	RMB	RMB
Balance as of January 1, 2020	—	—
Issuance of convertible redeemable non-controlling interests and convertible non-controlling interests, net of issuance costs	3,180,218	99,851
Accretion of convertible redeemable non-controlling interests to redemption value	165,047	—
Balance as of December 31, 2020	3,345,265	99,851
Issuance of convertible redeemable non-controlling interests and convertible non-controlling interests, net of issuance costs	8,225,007	969,506
Accretion of convertible redeemable non-controlling interests to redemption value	687,617	—
Balance as of December 31, 2021	12,257,889	1,069,357
Accretion of convertible redeemable non-controlling interests to redemption value	898,649	—
Repurchase of convertible redeemable non-controlling interests	(145,962)	—
Balance as of December 31, 2022	13,010,576	1,069,357

The Group accounted for the difference between the repurchase price and the carrying value of the repurchased convertible redeemable non-controlling interests pursuant to ASC 810-10-45-21A through 45-24 and recorded the difference of RMB15,764 in additional paid-in capital.